STOCK-BASED COMPENSATION - Exercise price range (Details)	12 Months Ended
	Mar. 31, 2024 shares $ / shares	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	823,527	785,429	890,408
Weighted average remaining contractual life	4 years 3 months 18 days
Weighted average exercise price (in dollars per share)	$ 33.56	$ 26.69	$ 21.04
Number exercisable (in shares) | shares	369,483	286,424
Weighted average exercise price (in dollars per share)	$ 24.54	$ 21.16
Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71
$0.02 - $0.02
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	196,165
Weighted average remaining contractual life	3 years 2 months 12 days
Weighted average exercise price (in dollars per share)	$ 20.23
Number exercisable (in shares) | shares	144,343
Weighted average exercise price (in dollars per share)	$ 20.23
$0.02 - $0.02 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.22
$0.02 - $0.02 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 20.60
$0.02 - $0.03
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	265,219
Weighted average remaining contractual life	3 years 4 months 24 days
Weighted average exercise price (in dollars per share)	$ 26.58
Number exercisable (in shares) | shares	178,373
Weighted average exercise price (in dollars per share)	$ 24.88
$0.02 - $0.03 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	20.61
$0.02 - $0.03 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 32.92
$0.03 - $0.04
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	183,568
Weighted average remaining contractual life	5 years 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 35.78
Number exercisable (in shares) | shares	43,189
Weighted average exercise price (in dollars per share)	$ 35.78
$0.03 - $0.04 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	32.93
$0.03 - $0.04 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 40.76
$0.04 - $0.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number outstanding (in shares) | shares	178,575
Weighted average remaining contractual life	6 years 1 month 6 days
Weighted average exercise price (in dollars per share)	$ 56.31
Number exercisable (in shares) | shares	3,578
Weighted average exercise price (in dollars per share)	$ 45.74
$0.04 - $0.06 | Bottom of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	40.77
$0.04 - $0.06 | Top of range
Disclosure of range of exercise prices of outstanding share options [line items]
Range of exercise prices (in shares)	$ 57.71